Income taxes (Schedule of Components of Net Deferred Tax Liability Relating to Mexican Mining Royalty) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 750	$ 1,132
Net Deferred Tax Liability Mexican Mining Royalty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Property, plant and equipment	851	878
Other	329	607
Total deferred tax liabilities	1,180	1,485
Provisions and reserves	(430)	(353)
Net deferred tax liabilities	$ 750	$ 1,132